Revenue - Schedule of Revenue (Details)	12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Revenue From Contracts With Customers [Abstract]
Project management fees – related companies				RM 25,000,000
Project management fees – third parties				470,000
Sale of goods – third parties	235,368,000		197,320,000	32,716,647
Total	235,368,000	$ 57,688,235	197,320,000	58,186,647
Timing of revenue recognition [Abstract]
Transferred at a point in time	RM 235,368,000		RM 197,320,000	RM 58,186,647